Annual Fund Operating Expenses	Jan. 27, 2026
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.43%	[1]
Expenses (as a percentage of Assets)	2.12%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.43%	[1]
Expenses (as a percentage of Assets)	2.87%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.43%	[1]
Expenses (as a percentage of Assets)	1.87%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	1.87%	[3]
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	2.62%	[3]
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	1.62%	[3]
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.57%	[4]
Expenses (as a percentage of Assets)	1.75%
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.57%	[4]
Expenses (as a percentage of Assets)	2.50%
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.57%	[4]
Expenses (as a percentage of Assets)	1.50%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and in the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Adviser voluntarily waives and/or reimburses the Fund’s Management Fee with respect to the amount of its net assets invested in such underlying affiliated fund. During the fiscal year ended September 30, 2025, the amount waived and/or reimbursed by the Adviser with respect to investments in the underlying affiliated fund was 0.07%. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.